Disposal of a Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012 Shanghai Yiyi [Member]	Dec. 31, 2012 Shanghai Yiyi [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of disposed equity interest			53.50%
Cash consideration of equity interest disposed			$ 4,207
Gain on disposal of a subsidiary	$ 3,566	$ 0		$ 3,566